Chartered-in Vessels - Obligations related to Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Obligations relating to Finance Leases [Line Items]
Finance lease liability	$ 1,305,055	$ 1,340,922
Current obligations related to finance leases (note 5a)	72,925	71,932
Long-term obligations related to finance leases (note 5a)	$ 1,232,130	$ 1,268,990